EARNINGS PER SHARE (Schedule of Basic and Diluted Net Earnings (loss) Per Share) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Numerator:
Net loss	$ (8,659)	$ (10,415)	$ (18,072)
Weighted average number of shares used in per share computations of net earnings (loss):
Weighted average number of shares outstanding used in computing basic and diluted net loss per share	34,250,582	33,710,507	33,253,158
Basic and diluted net loss per share	$ (0.25)	$ (0.31)	$ (0.54)